Leases - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 86.0	$ 54.0
Lease liabilities	63.8	35.2	$ 43.5
Current lease liabilities	22.6	12.9
Non-current lease liabilities	41.2	22.3
Lease liabilities	86.0	54.0
Current lease liabilities	22.6	12.9
Non-current lease liabilities	41.2	22.3
Lease liabilities	63.8	35.2	$ 43.5
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	27.6	11.7
Lease liabilities	27.6	11.7
2 - 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	37.8	17.4
Lease liabilities	37.8	17.4
4 - 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	8.1	9.7
Lease liabilities	8.1	9.7
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	12.5	15.2
Lease liabilities	$ 12.5	$ 15.2